Expense Example - Dearborn Partners Rising Dividend Fund	Jun. 28, 2025 USD ($)
Dearborn Partners Rising Dividend Fund - Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,160
Expense Example, with Redemption, 10 Years	1,961
Dearborn Partners Rising Dividend Fund - Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	2,352
Dearborn Partners Rising Dividend Fund - Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,252